Shareholder Report, Line Graph (Details) 197244_Pzena International Small Cap Value Fund_Investor Class_TSR Annual {Investor Class} - USD ($)									12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Jul. 02, 2018	Feb. 28, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name									Investor Class
Accumulated Value	$ 13,827	$ 12,725	$ 11,796	$ 10,674	$ 9,983	$ 7,787	$ 9,252	$ 10,000	$ 19,153
MSCI World ex-USA IMI Index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World ex-USA IMI Index Net (USD)
Accumulated Value	14,643	13,413	11,888	12,467	12,015	9,725	9,772	10,000	$ 20,053
MSCI WORLD ex USA SMALL CAP Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI WORLD ex USA SMALL CAP Net (USD)
Accumulated Value	12,535	11,701	11,068	12,253	12,256	9,279	9,370	10,000	$ 18,344
MSCI World ex USA Small Cap Value index Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI World ex USA Small Cap Value index Net (USD)
Accumulated Value	$ 12,974	$ 11,874	$ 11,180	$ 11,905	$ 11,306	$ 9,204	$ 9,465	$ 10,000	$ 19,394